Inventories (Tables)	12 Months Ended
May 31, 2013
Inventory Disclosure [Abstract]
Components of Inventories	Inventories consisted of the following:

(in millions)	May 31, 2013	May 31, 2012
Raw materials	$78.8	$78.3
Work-in-process	44.7	42.4
Finished goods	500.5	422.5
Inventories	$624.0	$543.2